October 29, 2021	Peter J. Shea Peter.Shea@klgates.com T+1 212 536 3988 F+1 212 536 3901

Via EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Absolute Shares Trust
File Nos. 333-192733 and 811-22917
Post-Effective Amendment No. 26

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Trust dated October 31, 2021 and filed electronically as Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A on October 27, 2021.

If you have any questions or comments concerning the foregoing, please call me at (212) 536-3988.

Very truly yours,

/s/ Peter J. Shea

Peter J. Shea

cc:	Mr. Don Schreiber Jr.
Mr. Steven Van Solkema

K&L Gates LLP
599 Lexington Avenue New York NY 10022-6030
T +1 212 536 3900 F +1 212 536 3901 klgates.com